Marketable Securities and Other Investments (Aggregate Carrying Amount of Cost Method Investments Included in Other Investments and Aggregate Carrying Amount of Investments whose Fair Values were not Evaluated for Impairment) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2016	Mar. 31, 2015
Schedule of Investments [Line Items]
Cost method investments included in other investments	¥ 12,394	¥ 13,178
Including: Investments whose fair values were not evaluated for impairment	¥ 11,058	¥ 11,050